Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 23, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 25, 2020	Jun. 24, 2020	Aug. 08, 2019	Aug. 07, 2019	Jan. 02, 2019	Mar. 19, 2018	Oct. 04, 2017
Reverse stock split, description	1-for-7 reverse stock split
Common stock, shares outstanding	38,404,530	5,514,447		5,514,447		5,486,476	5,525,009						5,039,033	5,039,033
Common stock, shares authorized		30,000,000		30,000,000		100,000,000		30,000,000	100,000,000	100,000,000	350,000,000
Preferred stock, shares authorized						1,000,000				10,000,000	1,000,000
Potentially dilutive common shares				740,899	719,083	715,452	588,586
Research and development costs		$ 427,109	$ 726,904	$ 928,855	$ 1,211,655	$ 2,320,573	$ 3,085,317
Right of use asset		179,591		179,591		219,074
Lease obligations		$ 114,595		$ 114,595		$ 147,390
Accounting Standards Update 2016-02 [Member]
Right of use asset												$ 293,198
Lease obligations												$ 303,161
Minimum [Member]
Estimated useful lives of property plant and equipment						3 years
Maximum [Member]
Estimated useful lives of property plant and equipment						5 years